Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Schedule of common stock reserved for future issuance in connection with the conversion of shares of Preferred Stock and upon the exercise of certain options and warrants

Preferred stock:
Series A‑1	152,188
Series A‑2	675,638
Series A‑3	712,198
Series A‑4	148,834
Series A‑5	868,487
Series A‑6	953,163
Series B	8,059,581
Series B‑1	1,936,284
Series B‑2	706,243
14,212,616
Warrants:
Warrants to purchase Series A‑5 preferred stock	5,010
Warrants to purchase Series A‑6 preferred stock	6,179
Warrants to purchase Series B preferred stock	42,354
Warrants to purchase Series B‑3 preferred stock	2,824,974
2,878,517
Stock options:
Stock options outstanding	1,671,075
Stock options available for future grant	432,413
2,103,488
19,194,621

Summary of activity for options issued to employees, consultants, and directors

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise	contractual
	shares	price	life
Options outstanding at January 1, 2021	735,803	$1.22	8.2
Granted	700,170	1.62	—
Exercised	(71,647)	0.81	—
Forfeiture	(57,246)	2.43	—
Options outstanding at December 31, 2021	1,307,080	1.22	8.4
Granted	550,049	2.43	—
Exercised	(82,879)	0.81	—
Forfeiture	(103,174)	1.22	—
Options outstanding at December 31, 2022	1,671,076	1.62	8.2

Summary of information about all options outstanding and exercisable

	Options outstanding		Options Exercisable
		Weighted
	Number	average	Number
	outstanding at	remaining	exercisable at
	December 31,	contractual	December 31,
Exercise Price	2022	life	2022
$0.41	540,863	8.00	380,641
$1.22	211,405	5.20	211,134
$1.62	4,100	1.10	4,100
$2.03	7,415	4.60	7,415
$2.43	900,291	9.20	203,651
$2.84	1,413	2.80	1,413
$3.65 – $18.61	5,589	3.32	5,589
	1,671,076		813,943

Schedule of valuation assumptions

	2022	2021
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	32%	32%
Expected term (years)(1)	5.6 – 6.2	5.0 – 6.1
Risk-free interest rate	2.76%	1.14%
(1)

Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.